UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02933

Fidelity Beacon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Tax Managed
Stock Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2012

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Tax Managed Stock Fund

1.889800.102

ATMG-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 1.0%
Lear Corp.	17,500	$ 733,250
Hotels, Restaurants & Leisure - 3.0%
McDonald's Corp.	14,700	1,456,035
Starbucks Corp.	8,000	383,440
Wyndham Worldwide Corp.	10,900	433,384
		2,272,859
Household Durables - 0.5%
Tempur-Pedic International, Inc. (a)	5,500	366,905
Media - 2.7%
CBS Corp. Class B	43,900	1,250,272
Time Warner, Inc.	20,500	759,730
		2,010,002
Specialty Retail - 1.7%
AutoZone, Inc. (a)	2,300	800,124
GameStop Corp. Class A (a)	21,900	511,584
		1,311,708
Textiles, Apparel & Luxury Goods - 2.8%
PVH Corp.	5,500	424,545
VF Corp.	13,100	1,722,519
		2,147,064
TOTAL CONSUMER DISCRETIONARY		8,841,788
CONSUMER STAPLES - 8.9%
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	41,600	1,736,800
Food Products - 3.8%
Chiquita Brands International, Inc. (a)	29,100	255,789
Diamond Foods, Inc.	11,700	425,178
Fresh Del Monte Produce, Inc.	19,400	474,912
Ralcorp Holdings, Inc. (a)	19,600	1,714,020
		2,869,899
Household Products - 1.0%
Spectrum Brands Holdings, Inc. (a)	26,400	764,280
Personal Products - 1.1%
Elizabeth Arden, Inc. (a)	20,400	733,788
Prestige Brands Holdings, Inc. (a)	8,388	107,702
		841,490
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.7%
Imperial Tobacco Group PLC	15,779	$ 564,497
TOTAL CONSUMER STAPLES		6,776,966
ENERGY - 15.2%
Energy Equipment & Services - 2.7%
Helix Energy Solutions Group, Inc. (a)	44,200	727,090
Helmerich & Payne, Inc.	14,100	870,111
Newpark Resources, Inc. (a)	55,800	454,212
		2,051,413
Oil, Gas & Consumable Fuels - 12.5%
Chevron Corp.	21,700	2,236,835
CVR Energy, Inc. (a)	35,400	882,876
HollyFrontier Corp.	32,426	951,379
Marathon Oil Corp.	39,100	1,227,349
Marathon Petroleum Corp.	20,000	764,400
Tesoro Corp. (a)	73,100	1,829,693
Valero Energy Corp.	35,300	846,847
Western Refining, Inc. (d)	42,300	699,219
		9,438,598
TOTAL ENERGY		11,490,011
FINANCIALS - 17.6%
Commercial Banks - 3.3%
BB&T Corp.	27,700	753,163
U.S. Bancorp	62,200	1,755,284
		2,508,447
Consumer Finance - 3.2%
Capital One Financial Corp.	44,300	2,026,725
SLM Corp.	27,500	411,125
		2,437,850
Diversified Financial Services - 1.3%
KKR Financial Holdings LLC	59,800	529,230
Leucadia National Corp.	16,800	466,368
		995,598
Insurance - 6.6%
ACE Ltd.	24,900	1,733,040
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	43,800	$ 1,547,454
Prudential Financial, Inc.	29,600	1,694,304
		4,974,798
Real Estate Investment Trusts - 1.5%
American Capital Agency Corp.	12,900	378,228
Two Harbors Investment Corp.	80,100	795,393
		1,173,621
Real Estate Management & Development - 1.1%
Altisource Portfolio Solutions SA (a)	7,600	406,524
Brookfield Properties Corp.	24,200	417,753
		824,277
Thrifts & Mortgage Finance - 0.6%
Ocwen Financial Corp. (a)	28,900	415,871
TOTAL FINANCIALS		13,330,462
HEALTH CARE - 9.6%
Biotechnology - 3.4%
Amgen, Inc.	27,100	1,840,361
Spectrum Pharmaceuticals, Inc. (a)(d)	50,100	704,907
		2,545,268
Health Care Providers & Services - 4.8%
Aetna, Inc.	42,600	1,861,620
Community Health Systems, Inc. (a)	20,400	381,480
Health Net, Inc. (a)	13,200	498,168
Humana, Inc.	10,500	934,710
		3,675,978
Pharmaceuticals - 1.4%
Jazz Pharmaceuticals PLC (a)	8,100	376,650
Questcor Pharmaceuticals, Inc. (a)	8,600	304,698
ViroPharma, Inc. (a)	13,400	399,186
		1,080,534
TOTAL HEALTH CARE		7,301,780
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 9.7%
Aerospace & Defense - 1.5%
Alliant Techsystems, Inc.	12,800	$ 760,448
Raytheon Co.	7,700	369,523
		1,129,971
Airlines - 2.0%
Alaska Air Group, Inc. (a)	19,600	1,492,148
Commercial Services & Supplies - 1.1%
Sykes Enterprises, Inc. (a)	46,200	809,886
Construction & Engineering - 1.0%
AECOM Technology Corp. (a)	17,600	402,864
Shaw Group, Inc. (a)	13,700	371,818
		774,682
Machinery - 1.1%
Kennametal, Inc.	19,000	819,090
Professional Services - 1.0%
FTI Consulting, Inc. (a)	8,900	381,098
Towers Watson & Co.	6,500	388,700
		769,798
Road & Rail - 2.0%
Norfolk Southern Corp.	21,500	1,552,300
TOTAL INDUSTRIALS		7,347,875
INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 2.3%
Brocade Communications Systems, Inc. (a)	129,800	728,178
Motorola Solutions, Inc.	21,400	993,174
		1,721,352
Computers & Peripherals - 2.2%
Hewlett-Packard Co.	61,100	1,709,578
Electronic Equipment & Components - 4.5%
Flextronics International Ltd. (a)	63,900	438,993
Jabil Circuit, Inc.	46,800	1,060,488
ScanSource, Inc. (a)	6,775	254,537
TE Connectivity Ltd.	48,100	1,640,210
		3,394,228
Internet Software & Services - 0.1%
Facebook, Inc. Class B (e)	4,250	106,250
IT Services - 5.6%
Alliance Data Systems Corp. (a)(d)	17,600	1,950,080
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
TNS, Inc. (a)	21,100	$ 389,084
Visa, Inc. Class A	18,700	1,881,968
		4,221,132
Office Electronics - 2.0%
Xerox Corp.	192,700	1,493,425
Semiconductors & Semiconductor Equipment - 0.5%
GT Advanced Technologies, Inc. (a)(d)	43,000	370,660
Software - 0.5%
Take-Two Interactive Software, Inc. (a)	26,700	416,520
TOTAL INFORMATION TECHNOLOGY		13,433,145
MATERIALS - 6.1%
Chemicals - 4.1%
CF Industries Holdings, Inc.	8,700	1,543,206
LyondellBasell Industries NV Class A	12,400	534,440
W.R. Grace & Co. (a)	20,000	1,070,800
		3,148,446
Metals & Mining - 2.0%
Newmont Mining Corp.	12,000	737,760
Nucor Corp.	17,200	765,228
		1,502,988
TOTAL MATERIALS		4,651,434
UTILITIES - 2.1%
Electric Utilities - 1.0%
PNM Resources, Inc.	42,200	751,582
Independent Power Producers & Energy Traders - 1.1%
The AES Corp. (a)	64,100	817,916
TOTAL UTILITIES		1,569,498
TOTAL COMMON STOCKS (Cost $69,510,150)		74,742,959
Money Market Funds - 7.0%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	2,078,281	$ 2,078,281
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	3,212,484	3,212,484
TOTAL MONEY MARKET FUNDS (Cost $5,290,765)		5,290,765
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $74,800,915)		80,033,724
NET OTHER ASSETS (LIABILITIES) - (5.6)%		(4,240,179)
NET ASSETS - 100%		$ 75,793,545
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $106,250 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 106,279
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 829
Fidelity Securities Lending Cash Central Fund	2,234
Total	$ 3,063
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,841,788	$ 8,841,788	$ -	$ -
Consumer Staples	6,776,966	6,776,966	-	-
Energy	11,490,011	11,490,011	-	-
Financials	13,330,462	13,330,462	-	-
Health Care	7,301,780	7,301,780	-	-
Industrials	7,347,875	7,347,875	-	-
Information Technology	13,433,145	13,326,895	-	106,250
Materials	4,651,434	4,651,434	-	-
Utilities	1,569,498	1,569,498	-	-
Money Market Funds	5,290,765	5,290,765	-	-
Total Investments in Securities:	$ 80,033,724	$ 79,927,474	$ -	$ 106,250
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 106,250
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 106,250
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $75,640,431. Net unrealized appreciation aggregated $4,393,293, of which $6,604,121 related to appreciated investment securities and $2,210,828 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax Managed Stock
Fund

January 31, 2012

1.813075.107

TMG-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 1.0%
Lear Corp.	17,500	$ 733,250
Hotels, Restaurants & Leisure - 3.0%
McDonald's Corp.	14,700	1,456,035
Starbucks Corp.	8,000	383,440
Wyndham Worldwide Corp.	10,900	433,384
		2,272,859
Household Durables - 0.5%
Tempur-Pedic International, Inc. (a)	5,500	366,905
Media - 2.7%
CBS Corp. Class B	43,900	1,250,272
Time Warner, Inc.	20,500	759,730
		2,010,002
Specialty Retail - 1.7%
AutoZone, Inc. (a)	2,300	800,124
GameStop Corp. Class A (a)	21,900	511,584
		1,311,708
Textiles, Apparel & Luxury Goods - 2.8%
PVH Corp.	5,500	424,545
VF Corp.	13,100	1,722,519
		2,147,064
TOTAL CONSUMER DISCRETIONARY		8,841,788
CONSUMER STAPLES - 8.9%
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	41,600	1,736,800
Food Products - 3.8%
Chiquita Brands International, Inc. (a)	29,100	255,789
Diamond Foods, Inc.	11,700	425,178
Fresh Del Monte Produce, Inc.	19,400	474,912
Ralcorp Holdings, Inc. (a)	19,600	1,714,020
		2,869,899
Household Products - 1.0%
Spectrum Brands Holdings, Inc. (a)	26,400	764,280
Personal Products - 1.1%
Elizabeth Arden, Inc. (a)	20,400	733,788
Prestige Brands Holdings, Inc. (a)	8,388	107,702
		841,490
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.7%
Imperial Tobacco Group PLC	15,779	$ 564,497
TOTAL CONSUMER STAPLES		6,776,966
ENERGY - 15.2%
Energy Equipment & Services - 2.7%
Helix Energy Solutions Group, Inc. (a)	44,200	727,090
Helmerich & Payne, Inc.	14,100	870,111
Newpark Resources, Inc. (a)	55,800	454,212
		2,051,413
Oil, Gas & Consumable Fuels - 12.5%
Chevron Corp.	21,700	2,236,835
CVR Energy, Inc. (a)	35,400	882,876
HollyFrontier Corp.	32,426	951,379
Marathon Oil Corp.	39,100	1,227,349
Marathon Petroleum Corp.	20,000	764,400
Tesoro Corp. (a)	73,100	1,829,693
Valero Energy Corp.	35,300	846,847
Western Refining, Inc. (d)	42,300	699,219
		9,438,598
TOTAL ENERGY		11,490,011
FINANCIALS - 17.6%
Commercial Banks - 3.3%
BB&T Corp.	27,700	753,163
U.S. Bancorp	62,200	1,755,284
		2,508,447
Consumer Finance - 3.2%
Capital One Financial Corp.	44,300	2,026,725
SLM Corp.	27,500	411,125
		2,437,850
Diversified Financial Services - 1.3%
KKR Financial Holdings LLC	59,800	529,230
Leucadia National Corp.	16,800	466,368
		995,598
Insurance - 6.6%
ACE Ltd.	24,900	1,733,040
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	43,800	$ 1,547,454
Prudential Financial, Inc.	29,600	1,694,304
		4,974,798
Real Estate Investment Trusts - 1.5%
American Capital Agency Corp.	12,900	378,228
Two Harbors Investment Corp.	80,100	795,393
		1,173,621
Real Estate Management & Development - 1.1%
Altisource Portfolio Solutions SA (a)	7,600	406,524
Brookfield Properties Corp.	24,200	417,753
		824,277
Thrifts & Mortgage Finance - 0.6%
Ocwen Financial Corp. (a)	28,900	415,871
TOTAL FINANCIALS		13,330,462
HEALTH CARE - 9.6%
Biotechnology - 3.4%
Amgen, Inc.	27,100	1,840,361
Spectrum Pharmaceuticals, Inc. (a)(d)	50,100	704,907
		2,545,268
Health Care Providers & Services - 4.8%
Aetna, Inc.	42,600	1,861,620
Community Health Systems, Inc. (a)	20,400	381,480
Health Net, Inc. (a)	13,200	498,168
Humana, Inc.	10,500	934,710
		3,675,978
Pharmaceuticals - 1.4%
Jazz Pharmaceuticals PLC (a)	8,100	376,650
Questcor Pharmaceuticals, Inc. (a)	8,600	304,698
ViroPharma, Inc. (a)	13,400	399,186
		1,080,534
TOTAL HEALTH CARE		7,301,780
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 9.7%
Aerospace & Defense - 1.5%
Alliant Techsystems, Inc.	12,800	$ 760,448
Raytheon Co.	7,700	369,523
		1,129,971
Airlines - 2.0%
Alaska Air Group, Inc. (a)	19,600	1,492,148
Commercial Services & Supplies - 1.1%
Sykes Enterprises, Inc. (a)	46,200	809,886
Construction & Engineering - 1.0%
AECOM Technology Corp. (a)	17,600	402,864
Shaw Group, Inc. (a)	13,700	371,818
		774,682
Machinery - 1.1%
Kennametal, Inc.	19,000	819,090
Professional Services - 1.0%
FTI Consulting, Inc. (a)	8,900	381,098
Towers Watson & Co.	6,500	388,700
		769,798
Road & Rail - 2.0%
Norfolk Southern Corp.	21,500	1,552,300
TOTAL INDUSTRIALS		7,347,875
INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 2.3%
Brocade Communications Systems, Inc. (a)	129,800	728,178
Motorola Solutions, Inc.	21,400	993,174
		1,721,352
Computers & Peripherals - 2.2%
Hewlett-Packard Co.	61,100	1,709,578
Electronic Equipment & Components - 4.5%
Flextronics International Ltd. (a)	63,900	438,993
Jabil Circuit, Inc.	46,800	1,060,488
ScanSource, Inc. (a)	6,775	254,537
TE Connectivity Ltd.	48,100	1,640,210
		3,394,228
Internet Software & Services - 0.1%
Facebook, Inc. Class B (e)	4,250	106,250
IT Services - 5.6%
Alliance Data Systems Corp. (a)(d)	17,600	1,950,080
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
TNS, Inc. (a)	21,100	$ 389,084
Visa, Inc. Class A	18,700	1,881,968
		4,221,132
Office Electronics - 2.0%
Xerox Corp.	192,700	1,493,425
Semiconductors & Semiconductor Equipment - 0.5%
GT Advanced Technologies, Inc. (a)(d)	43,000	370,660
Software - 0.5%
Take-Two Interactive Software, Inc. (a)	26,700	416,520
TOTAL INFORMATION TECHNOLOGY		13,433,145
MATERIALS - 6.1%
Chemicals - 4.1%
CF Industries Holdings, Inc.	8,700	1,543,206
LyondellBasell Industries NV Class A	12,400	534,440
W.R. Grace & Co. (a)	20,000	1,070,800
		3,148,446
Metals & Mining - 2.0%
Newmont Mining Corp.	12,000	737,760
Nucor Corp.	17,200	765,228
		1,502,988
TOTAL MATERIALS		4,651,434
UTILITIES - 2.1%
Electric Utilities - 1.0%
PNM Resources, Inc.	42,200	751,582
Independent Power Producers & Energy Traders - 1.1%
The AES Corp. (a)	64,100	817,916
TOTAL UTILITIES		1,569,498
TOTAL COMMON STOCKS (Cost $69,510,150)		74,742,959
Money Market Funds - 7.0%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	2,078,281	$ 2,078,281
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	3,212,484	3,212,484
TOTAL MONEY MARKET FUNDS (Cost $5,290,765)		5,290,765
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $74,800,915)		80,033,724
NET OTHER ASSETS (LIABILITIES) - (5.6)%		(4,240,179)
NET ASSETS - 100%		$ 75,793,545
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $106,250 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 106,279
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 829
Fidelity Securities Lending Cash Central Fund	2,234
Total	$ 3,063
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,841,788	$ 8,841,788	$ -	$ -
Consumer Staples	6,776,966	6,776,966	-	-
Energy	11,490,011	11,490,011	-	-
Financials	13,330,462	13,330,462	-	-
Health Care	7,301,780	7,301,780	-	-
Industrials	7,347,875	7,347,875	-	-
Information Technology	13,433,145	13,326,895	-	106,250
Materials	4,651,434	4,651,434	-	-
Utilities	1,569,498	1,569,498	-	-
Money Market Funds	5,290,765	5,290,765	-	-
Total Investments in Securities:	$ 80,033,724	$ 79,927,474	$ -	$ 106,250
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 106,250
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 106,250
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $75,640,431. Net unrealized appreciation aggregated $4,393,293, of which $6,604,121 related to appreciated investment securities and $2,210,828 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Beacon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 29, 2012